Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total		Share capital	Share premium		Treasury shares	Retained earnings		Other comprehensive income recognized directly in equity, net of tax		of which: foreign currency translation		of which: financial assets measured at fair value through other comprehensive income		of which: cash flow hedges		Total equity attributable to shareholders	Non-controlling interests
Balance before the adoption of IFRIC 23 at Dec. 31, 2017	$ 51,938		$ 338	$ 23,598		$ (2,210)	$ 25,389		$ 4,764		$ 4,466		$ (61)		$ 360		$ 51,879	$ 59
Issuance of share capital	0		0														0
Acquisition of treasury shares	(949)					(949)											(949)
Delivery of treasury shares under share-based compensation plans	85			(953)		1,038											85
Other disposal of treasury shares	27					27											27
Premium on shares issued and warrants exercised	12			12													12
Share-based compensation expensed in the income statement	378			378													378
Tax (expense) / benefit	14			14													14
Dividends	(2,446)			(2,440)	[1]												(2,440)	(6)
Translation effects recognized directly in retained earnings	0						(24)		24	[2]			3	[2]	22	[2]	0
New consolidations / (deconsolidations) and other increases / (decreases)	(1)			(9)													(9)	8
Total comprehensive income for the period	2,213						3,516	[2]	(1,303)	[2]	(584)	[2]	(71)	[2]	(648)	[2]	2,213	0
of which: net profit / (loss)	2,951	[3]					2,948	[2]									2,948	3
of which: other comprehensive income (OCI) that may be reclassified to the income statement, net of tax	(1,303)								(1,303)	[2]	(584)	[2]	(71)	[2]	(648)	[2]	(1,303)
of which: OCI that will not be reclassified to the income statement, net of tax - defined benefit plans	139						139										139
of which: OCI that will not be reclassified to the income statement, net of tax - own credit	428						428										428
of which: OCI that will not be reclassified to the income statement, net of tax - foreign currency translation	(3)																0	(3)
Balance before the adoption of IFRIC 23 at Jun. 30, 2018	51,271		338	20,601		(2,094)	28,881		3,486		3,881		(129)		(267)		51,210	61
Balance before the adoption of IFRIC 23 at Dec. 31, 2018	53,103		338	20,843		(2,631)	30,448		3,930		3,924		(103)		109		52,928	176
Balance at Dec. 31, 2018	53,092		338	20,843		(2,631)	30,437		3,930		3,924		(103)		109		52,917	176
Total comprehensive income for the period	1,039																1,037	2
of which: net profit / (loss)	1,139																1,141	(2)
of which: other comprehensive income (OCI) that may be reclassified to the income statement, net of tax																	393
Balance at Mar. 31, 2019	53,840
Balance before the adoption of IFRIC 23 at Dec. 31, 2018	53,103		338	20,843		(2,631)	30,448		3,930		3,924		(103)		109		52,928	176
Balance at Dec. 31, 2018	53,092		338	20,843		(2,631)	30,437		3,930		3,924		(103)		109		52,917	176
Issuance of share capital	0		0														0
Acquisition of treasury shares	(1,180)					(1,180)											(1,180)
Delivery of treasury shares under share-based compensation plans	59			(853)		912											59
Other disposal of treasury shares	55			(2)		57											55
Premium on shares issued and warrants exercised	29			29													29
Share-based compensation expensed in the income statement	342			342													342
Tax (expense) / benefit	13			13													13
Dividends	(2,550)			(2,544)	[1]												(2,544)	(6)
Equity classified as obligation to purchase own shares	(18)			(18)													(18)
Translation effects recognized directly in retained earnings	0						(5)		5	[2]					5	[2]	0
New consolidations / (deconsolidations) and other increases / (decreases)	(5)			(7)													(7)	3
Total comprehensive income for the period	3,512						2,116		1,399	[2]	40	[2]	128	[2]	1,232	[2]	3,515	(3)
of which: net profit / (loss)	2,532	[3]					2,533										2,533	(1)
of which: other comprehensive income (OCI) that may be reclassified to the income statement, net of tax	1,399								1,399	[2]	40	[2]	128	[2]	1,232	[2]	1,399
of which: OCI that will not be reclassified to the income statement, net of tax - defined benefit plans	(171)						(171)										(171)
of which: OCI that will not be reclassified to the income statement, net of tax - own credit	(246)						(246)										(246)
of which: OCI that will not be reclassified to the income statement, net of tax - foreign currency translation	(2)																0	(2)
Balance at Jun. 30, 2019	53,350		338	17,802		(2,843)	32,548		5,335		3,964		25		1,346		53,180	170
Balance at Mar. 31, 2019	53,840
Total comprehensive income for the period	2,473																2,478	(5)
of which: net profit / (loss)	1,393																1,392	1
of which: other comprehensive income (OCI) that may be reclassified to the income statement, net of tax																	1,006
Balance at Jun. 30, 2019	$ 53,350		$ 338	$ 17,802		$ (2,843)	$ 32,548		$ 5,335		$ 3,964		$ 25		$ 1,346		$ 53,180	$ 170

[1]	Reflects the payment of an ordinary cash dividend of CHF 0.70 (2018: CHF 0.65) per dividend-bearing share out of the capital contribution reserve.
[2]	Excludes defined benefit plans and own credit that are recorded directly in Retained earnings
[3]	Prior year comparative figures in this table have been restated for the changes in Corporate Center cost and resource allocation to the business divisions effective 1 January 2019